Finance costs	12 Months Ended
Dec. 31, 2025
Finance Costs
Finance costs
6.	Finance costs

	2025	2024	2023
	S$	S$	S$

Interest expenses from leases	2,651	1,706	9,414
Interest expenses from shareholder loan	11,465	1,444	-

	14,116	3,150	9,414